SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended	3 Months Ended		12 Months Ended
	May 14, 2025	May 05, 2025	Apr. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 25, 2025	Feb. 06, 2025	Jan. 31, 2025	Jan. 22, 2025	May 05, 2024
SUBSEQUENT EVENTS
Shares issued				14,125,152		13,165,152	6,421,829
Issuance of common stock				$ 2,198,443	$ 12,000	$ 12,000	$ 1,565,228
Amendments to Promissory Notes
SUBSEQUENT EVENTS
Percentage of deferral fee												2.00%
Percentage of deferral fee in cash payable												50.00%
Percentage of deferral fee payable												50.00%
A&R EPFA
SUBSEQUENT EVENTS
Shares issued								20,000		15,000	800,000
Subsequent event
SUBSEQUENT EVENTS
Shares issued									125,000
Subsequent event | A&R EPFA
SUBSEQUENT EVENTS
Shares issued	630,251		630,251					20,000		15,000	800,000
Issuance of common stock	$ 507,815		$ 507,815
Subsequent event | Second A&R EPFA
SUBSEQUENT EVENTS
Minimum percentage of floor price at which company is require to issue securities		120.00%